UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York          August 12, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $12,906


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Telvent GIT SA                        Shs          E90215109      525    13,200  Sh        Defined      04        13,200    0    0
Barnes & Noble Inc                    Com          067774109      108     6,500  Sh        Defined      04         6,500    0    0
Bucyrus Intl Inc New                  Com          118759109    2,162    23,587  Sh        Defined      04        23,587    0    0
Cephalon Inc                          Com          156708109    1,419    17,761  Sh        Defined      04        17,761    0    0
Cisco Sys Inc                         Com          17275R102      429    27,500  Sh        Defined      04        27,500    0    0
Comcast Corp New                    Cl A Spl       20030N200      128     5,264  Sh        Defined      04         5,264    0    0
Constellation Energy Group Inc        Com          210371100      118     3,100  Sh        Defined      04         3,100    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8      258   215,000  Sh        Defined      04       215,000    0    0
Graham Packaging Co Inc               Com          384701108      116     4,600  Sh        Defined      04         4,600    0    0
Grifols S A                          Sp Adr        398438309    1,200   159,774  Prn       Defined      04       159,774    0    0
Lubrizol Corp                         Com          549271104      979     7,290  Sh        Defined      04         7,290    0    0
National Semiconductor Corp           Com          637640103    1,148    46,628  Sh        Defined      04        46,628    0    0
Progress Energy Inc                   Com          743263105       24       500  Sh        Defined      04           500    0    0
Proshares Short QQQ                   Pshs         74347R602      408    12,607  Sh        Defined      04        12,607    0    0
Ralcorp Holdings Inc New              Com          751028101      277     3,200  Sh        Defined      04         3,200    0    0
Sanofi                               Right         80105N113      203    84,057  Sh        Defined      04        84,057    0    0
Savvis Inc                            Com          805423308    1,640    41,494  Sh        Defined      04        41,494    0    0
Temple Inland Inc                     Com          879868107      238     8,000  Sh        Defined      04         8,000    0    0
Timberland Co                         Cl A         887100105      309     7,200  Sh        Defined      04         7,200    0    0
Varian Semiconductor Equipment        Com          922207105    1,217    19,800  Sh        Defined      04        19,800    0    0